FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2016 and 2015.

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$21,087	$43,209	$—	$64,296
Government-sponsored enterprises	—	11,364	—	11,364
Mortgage-backed securities	—	78,389	—	78,389
Collateralized debt obligations	—	—	1,157	1,157
Obligations of state and political subdivisions	—	1,000	—	1,000
Tax-exempt securities	—	3,161	—	3,161
Forward loan sale commitments and derivative loan commitments	—	—	136	136
Total assets	$21,087	$137,123	$1,293	$159,503

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$15	$15
Interest rate swap agreement	—	2	—	2
Total liabilities	$—	$2	$15	$17

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$25,045	$45,951	$—	$70,996
Government-sponsored enterprises	—	25,403	—	25,403
Mortgage-backed securities	—	72,078	—	72,078
Corporate debt securities	—	1,000	—	1,000
Collateralized debt obligations	—	—	1,146	1,146
Obligations of state and political subdivisions	—	1,271	—	1,271
Tax-exempt securities	—	3,238	—	3,238
Forward loan sale commitments and derivative loan commitments	—	—	71	71
Total assets	$25,045	$148,941	$1,217	$175,203

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$1	$1
Interest rate swap agreement	—	64	—	64
Total liabilities	$—	$64	$1	$65

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets:

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2014	$1,181	$59
Total unrealized gains (losses) included in other comprehensive loss	(35)	11
Balance at December 31, 2015	1,146	70
Total unrealized gains included in other comprehensive loss	11	51
Balance at December 31, 2016	$1,157	$121

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets at December 31, 2016 and 2015.  There were no liabilities measured at fair value on a nonrecurring basis at December 31, 2016 and 2015.

	At December 31, 2016			At December 31, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$696	$—	$—	$588
Other real estate owned	—	—	1,466	—	—	1,088
Total assets	$—	$—	$2,162	$—	$—	$1,676

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Impaired loans	$354	$200	$85
Other real estate owned	52	52	6
Total losses	$406	$252	$91

Fair Value, by Balance Sheet Grouping
As of December 31, 2016 and 2015, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$73,186	$73,186	$—	$—	$73,186
Available for sale securities	159,367	21,087	137,123	1,157	159,367
Loans held for sale	1,393	—	—	1,584	1,584
Loans receivable, net	1,220,323	—	—	1,218,918	1,218,918
Federal Home Loan Bank stock	12,162	—	—	12,162	12,162
Federal Reserve Bank stock	3,624	—	—	3,624	3,624
Accrued interest receivable	4,435	—	—	4,435	4,435
Financial Liabilities:
Deposits	1,130,685	—	—	1,134,378	1,134,378
Mortgagors' and investors' escrow accounts	4,388	—	—	4,388	4,388
Federal Home Loan Bank advances	217,759	—	217,120	—	217,120
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,043	—	6,043
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	72	—	—	72	72
Forward loan sale commitments	64	—	—	64	64
Liabilities:
Interest rate swap agreement	2	—	2	—	2
Derivative loan commitments	15	—	—	15	15

	December 31, 2015
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$40,778	$40,778	$—	$—	$40,778
Available for sale securities	175,132	25,045	148,941	1,146	175,132
Loans held for sale	1,804	—	—	1,825	1,825
Loans receivable, net	1,165,372	—	—	1,179,487	1,179,487
Federal Home Loan Bank stock	12,874	—	—	12,874	12,874
Federal Reserve Bank stock	3,621	—	—	3,621	3,621
Accrued interest receivable	4,283	—	—	4,283	4,283
Financial Liabilities:
Deposits	1,058,017	—	—	1,062,884	1,062,884
Mortgagors' and investors' escrow accounts	3,508	—	—	3,508	3,508
Federal Home Loan Bank advances	234,595	—	234,504	—	234,504
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,442	—	5,442
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	51	—	—	51	51
Forward loan sale commitments	20	—	—	20	20
Liabilities:
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreement	64	—	64	—	64